STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (127,658)	$ (192,692)
Adjustments to reconcile net increase (decrease) in net assets
Depreciation and amortization	6,689	3,569
Consulting Fees	7,500
Reduction of debt receivable	8,044	33,153
Interest contributed to capital		1,497
Changes in operating assets and liabilities:
(Increase) decrease in trade receivables	300	(431)
(Increase) decrease in accounts payable and accrued expenses	464	(22,051)
Net cash used in operating activities	(104,661)	(176,955)
Cash flows from investing activities:
Purchase of debt receivables		(12,699)
Net cash used in investing activities		(12,699)
Cash flows from financing activities:
Proceeds (Payments) from bank lines of credit	(325)	(246)
(Payments) proceeds from convertible notes payable - related party	2,956	452
Proceeds from notes payable - Other	186	2,718
Proceeds from notes payable - related party	59,515
Increase in accrued interest payable, Convertible debentures	1,505
Proceeds from contributed capital - related party	31,742
Proceeds from issuance of Preferred Stock		197,934
Net cash used by financing activities	95,579	200,858
Net change in cash	(9,082)	11,204
Cash at beginning of period	15,332	41,512
Interest Paid
Interest Paid, Net		1,497
Non-cash investing and financing transactions
Accrued preferred stock dividend expense		$ 197,934